Dividends Per Share	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Dividends Per Share
16	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2024 and 2023 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)

Dividends on common stock for the six months ended September 30,
2024	¥135	¥177,382
2023	¥125	¥168,078
On November 14, 2024, the board of directors approved a dividend of ¥180 per share of common stock totaling ¥234,858 million in respect of the six months ended September 30, 2024. The consolidated financial statements for the six months ended September 30, 2024 do not include this dividend payable.
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split on its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. The dividends per share for the six months ended September 30, 2024, is based on the number of shares before the stock split.